Balance Sheet Components	6 Months Ended
Sep. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
2 - Balance Sheet Components
Certain balance sheet components are as follows:
Prepaid expenses and other current assets consist of:

	As of
(in millions)	September 30, 2026	March 31, 2026
Research and development tax credit receivables	$130	$120
Prepayments	220	169
Other receivables	107	69
Total prepaid expenses and other current assets	$457	$358
Accrued compensation and benefits consist of:

	As of
(in millions)	September 30, 2026	March 31, 2026
Accrued bonuses and commissions	$16	$26
Accrued vacation and sabbatical	117	114
Accrued salaries and fringe benefits	1	7
Employee Stock Purchase Plan liability	8	7
Total accrued compensation and benefits	$142	$154
Other current liabilities consist of:

	As of
(in millions)	September 30, 2026	March 31, 2026
Employee related payroll taxes and payables (1)	$185	$119
Accrued expenses and fees	170	145
Electronic design automation liabilities	46	78
Trade payables (including payables to related parties of $12 and $20 as of September 30, 2026 and March 31, 2026, respectively)	56	80
Finance lease liabilities	20	25
Total other current liabilities	$477	$447
(1)     Employee related payroll taxes and payables are primarily related to vested restricted share units (“RSUs”) during the three months ended September 30, 2026 and March 31, 2026, respectively, which will be or were, as applicable, paid in the subsequent quarter.
Other non-current liabilities consist of:

	As of
(in millions)	September 30, 2026	March 31, 2026
Electronic design automation liabilities	$84	$97
Other non-current liabilities	51	64
Total other non-current liabilities	$135	$161